Share capital (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 GBP (£) item Vote shares	Jun. 30, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 GBP (£) shares
Ordinary shares
Balance at the beginning | £		£ 53,000	£ 53,000
Balance at the end | £	£ 53,000	£ 53,000	53,000	£ 53,000
Number of class of ordinary shares | item		2
Number of class A shares to which one B share is convertible		1
Proportion of votes required for special resolutions		66.67%
Treasury shares | £			£ 21,305,000	£ 21,305,000		£ 21,305,000
Ordinary shares
Number of shares
Balance at the beginning (in shares)		164,677,000	164,622,000	164,622,000
Employee share-based compensation awards - issue of shares (in shares)		9,000	55,000	0
Balance at the end (in shares)	164,686,000	164,686,000	164,677,000	164,622,000
Ordinary shares
Balance at the beginning | £		£ 53,000	£ 53,000	£ 53,000
Employee share-based compensation awards - issue of shares | £		0	0	0
Balance at the end | £	£ 53,000	£ 53,000	£ 53,000	£ 53,000
Class A ordinary shares
Number of shares
Balance at the end (in shares)	54,478,046	54,478,046
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares					$ 0.0005
Number of voting right per share | Vote		1
Number of shares issued on conversion	9,500,000
Number of shares held in treasury						1,682,896
Treasury shares | £						£ 21,305,000
Class B ordinary shares
Number of shares
Balance at the end (in shares)	110,207,613	110,207,613
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares					$ 0.0005
Number of voting right per share | Vote		10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A		10.00%
Percentage of voting power of shareholders		67.00%